Accounts Payable and Accrued Expenses (Tables)	3 Months Ended
Aug. 31, 2025
Diamir Biosciences Corp [Member]
Accounts Payable and Accrued Expenses [Line Items]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	August 31, 2025	May 31, 2025
Outside services	$573,328	$220,411
Employee compensation	12,154	5,884
Other	11,614	5,563
Total	$597,096	$231,858